Pensions and other postretirement benefits (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	100.00%		100.00%
Expected going concern basis excess (deficit) funded status	1,400,000,000
Expected solvency basis excesss (deficit) funded status	(2,000,000,000)
Actual contributions for all pension plans contributed in next fiscal year	94,000,000
Potential voluntary contributions for all pension plans for next fiscal year	200,000,000
Target long-term asset mix	100.00%
Fair Value of Plan Assets	15,811,000,000		14,719,000,000
Going concern basis excess (deficit) funded status	1,100,000,000
Solvency basis excesss (deficit) funded status	(1,300,000,000)
Total projected contributions for all pension plans for next fiscal year, minimum range	135,000,000
Total projected contributions for all pension plans for next fiscal year, maximum range	335,000,000
Percentage of bonds rated investment grade (in hundredths)	91.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	4.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	24.00%
Percentage of plans exposed to the Canadian dollar	68.00%
Percentage of plans exposed to the European currencies	8.00%
Percentage of plans exposed to the US dollar	12.00%
Percentage of plans exposed to various other currencies	12.00%
Contributions for the defined contribution plans which are expensed as incurred	11,000,000		10,000,000		16,000,000
Total payments that the Company has forfeited and cancelled in relation to the annual retirement benefit due to the former CEO	1,500,000
Multiemployer Plans [Abstract]
Contributions for the multiemployer benefit plan for the period	11,000,000		11,000,000		10,000,000
Description of Multiemployer Plan	Under collective bargaining agreements, the Company participates in a multi-employer benefit plan named the Railroad Employees National Early Retirement Major Medical Benefit Plan which is administered by the National Carriers’ Conference Committee (NCCC), and provides certain postretirement health care benefits to certain retirees.
Multiemployer plan annual rate per month per active employee	154.49		164.41
Multiemployer plan retirees covered	874		846
Settlement Gain Related To Termination Of Former CEO Retirement Plan	20,000,000
Recognition Past Accumulated Actuarial Loss	4,000,000
Accumulated Prepayments Available To Offset Future Required Solvency Deficit Payments	785,000,000
Prepayments Used To Satisfy Required Solvency Deficit Payment In Next Fiscal Year	415,000,000
Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	15,810,000,000		14,664,000,000
Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	4.00%		7.00%
Target long-term asset mix	2.00%
Fair Value of Plan Assets	615,000,000	[1]	1,026,000,000	[1]
Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,735,000,000	[2]	1,650,000,000	[2]
Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,152,000,000	[2]	1,937,000,000	[2]
Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	35,000,000	[2]
Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	353,000,000	[2]	288,000,000	[2]
Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	133,000,000	[3]	178,000,000	[3]
Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,220,000,000	[4]	2,395,000,000	[4]
Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,121,000,000	[4]	1,125,000,000	[4]
International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	3,082,000,000	[4]	2,712,000,000	[4]
Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	2.00%		2.00%
Target long-term asset mix	4.00%
Fair Value of Plan Assets	279,000,000	[5]	214,000,000	[5]
Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	8.00%		8.00%
Target long-term asset mix	5.00%
Fair Value of Plan Assets	1,339,000,000	[6]	1,232,000,000	[6]
Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	4.00%		5.00%
Target long-term asset mix	4.00%
Fair Value of Plan Assets	679,000,000	[7]	707,000,000	[7]
Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	410,000,000	[8]	358,000,000	[8]
Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	425,000,000	[8]	214,000,000	[8]
Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	91,000,000	[8]
Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	259,000,000	[8]	260,000,000	[8]
Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	296,000,000	[8]	368,000,000	[8]
Bonds Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	28.00%		28.00%
Target long-term asset mix	38.00%
Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	4.00%		0.00%
Target long-term asset mix	0.00%
Fair Value of Plan Assets	586,000,000	[9]
Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	41.00%		42.00%
Target long-term asset mix	47.00%
Absolute Return [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	9.00%		8.00%
Target long-term asset mix	0.00%
Other Plan Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,000,000	[10]	55,000,000	[10]
Fair Value Level 1 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	6,792,000,000		6,591,000,000
Fair Value Level 1 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	13,000,000	[1]	21,000,000	[1]
Fair Value Level 1 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 1 [Member] | Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 1 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]
Fair Value Level 1 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 1 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[3]	8,000,000	[3]
Fair Value Level 1 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,198,000,000	[4]	2,373,000,000	[4]
Fair Value Level 1 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,121,000,000	[4]	1,125,000,000	[4]
Fair Value Level 1 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	3,082,000,000	[4]	2,712,000,000	[4]
Fair Value Level 1 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[5]	0	[5]
Fair Value Level 1 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	370,000,000	[6]	343,000,000	[6]
Fair Value Level 1 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	8,000,000	[7]	9,000,000	[7]
Fair Value Level 1 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]
Fair Value Level 1 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 1 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[9]
Fair Value Level 2 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	7,190,000,000		6,329,000,000
Fair Value Level 2 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	602,000,000	[1]	1,005,000,000	[1]
Fair Value Level 2 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,735,000,000	[2]	1,650,000,000	[2]
Fair Value Level 2 [Member] | Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,152,000,000	[2]	1,937,000,000	[2]
Fair Value Level 2 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	35,000,000	[2]
Fair Value Level 2 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	353,000,000	[2]	288,000,000	[2]
Fair Value Level 2 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	133,000,000	[3]	170,000,000	[3]
Fair Value Level 2 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 2 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 2 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 2 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[5]	0	[5]
Fair Value Level 2 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	29,000,000	[6]	0	[6]
Fair Value Level 2 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	94,000,000	[7]	79,000,000	[7]
Fair Value Level 2 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	410,000,000	[8]	358,000,000	[8]
Fair Value Level 2 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	415,000,000	[8]	214,000,000	[8]
Fair Value Level 2 [Member] | Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	91,000,000	[8]
Fair Value Level 2 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	259,000,000	[8]	260,000,000	[8]
Fair Value Level 2 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	296,000,000	[8]	368,000,000	[8]
Fair Value Level 2 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	586,000,000	[9]
Fair Value Level 3 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,828,000,000		1,744,000,000
Fair Value Level 3 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[1]	0	[1]
Fair Value Level 3 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 3 [Member] | Provinces Of Canada [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 3 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]
Fair Value Level 3 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[2]	0	[2]
Fair Value Level 3 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[3]	0	[3]
Fair Value Level 3 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	22,000,000	[4]	22,000,000	[4]
Fair Value Level 3 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 3 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[4]	0	[4]
Fair Value Level 3 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	279,000,000	[5]	214,000,000	[5]
Fair Value Level 3 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	940,000,000	[6]	889,000,000	[6]
Fair Value Level 3 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	577,000,000	[7]	619,000,000	[7]
Fair Value Level 3 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 3 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	10,000,000	[8]	0	[8]
Fair Value Level 3 [Member] | Commodity Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]
Fair Value Level 3 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 3 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[8]	0	[8]
Fair Value Level 3 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	[9]

[1]	Short-term investments consist primarily of securities issued by Canadian chartered banks. Such investments are valued at cost, which approximates fair value.
[2]	Bonds are valued using prices obtained from independent pricing data suppliers, predominantly TSX Inc. When prices are not available from independent sources, the bond is valued by comparison to prices obtained for a bond of similar interest rate, maturity and risk.
[3]	Mortgages are secured by real estate. The fair value measurement of $133 million ($170 million in 2011) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors. Mortgages denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the tables above.
[4]	The fair value of equity investments of $22 million ($22 million in 2011) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
[5]	The fair value of real estate investments of $279 million ($214 million in 2011) includes land and buildings classified as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially.
[6]	The fair value of oil and gas investments of $940 million ($889 million in 2011) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[7]	Infrastructure funds consist of $8 million ($9 million in 2011) of trust units that are publicly traded and classified as Level 1, $94 million ($79 million in 2011) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $577 million ($619 million in 2011) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
[8]	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.
[9]	Risk-based allocation investments are valued using the net asset value as reported by the fund administrators. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
[10]	Other consists of net operating assets required to administer the trust funds' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.